Policy reserve (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Policy reserve [Abstract]
Interest rate linked	₩ 30,058,020	₩ 17,328,353
Fixed interest rate	22,028,112	8,882,691
Policy reserve, total	₩ 52,086,132	₩ 26,211,044